Reporting Entity - List of Subsidiaries (Parenthetical) (Detail) - Broadband Nowon Co., Ltd. [member] د.ك in Millions	12 Months Ended
Dec. 31, 2021 KWD (د.ك) shares
Disclosure of subsidiaries [line items]
Number of shares acquired | shares	513,000
Percentage of shares owned	45.00%
Cash flows used in obtaining control of subsidiaries or other business classified as investing activities | د.ك	د.ك 9,512